AMOUNT DUE TO DIRECTOR (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount due to related parties	$ 560,500	$ 416,500	$ 1,754,515
Related party loan	140,000	140,000	1,500,000
Related party payable	276,500	276,500	$ 254,515
Dai Zheng [Member]
Related party loan	140,000	140,000
Che Kean Tat [Member]
Related party payable	10,000	10,000
Director [Member]
Related party loan	224,500	224,500
Related party payable	276,500	276,500
Li Zhuo [Member]
Related party payable	$ 42,000	$ 42,000